Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Summary of Common Stocks
1)
Common stocks

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Number of authorized shares	12,000	12,000
Authorized shares	$120,000	$120,000
Number of issued and paid shares	7,757	7,757
Issued shares	$77,574	$77,574

Adjustments of Additional Paid-in Capital

The adjustments of additional paid-in capital for the years ended December 31, 2022, 2023 and 2024 were as follows:

	Share Premium	Movements of Additional Paid-in Capital for Associates and Joint Ventures Accounted for Using Equity Method	Movements of Additional Paid-in Capital Arising from Changes in Equities of Subsidiaries	Difference between Consideration Received or Paid and Carrying Amount of the Subsidiaries’ Net Assets during Actual Disposal or Acquisition	Donated Capital	Stockholders’ Contribution Due to Privatization	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2022	$126,045	$1	$2,106	$987	$23	$20,648	$149,810
Unclaimed dividend	—	—	—	—	2	—	2
Changes in equities of subsidiaries	—	—	32	—	—	—	32
Balance on December 31, 2022	$126,045	$1	$2,138	$987	$25	$20,648	$149,844

Balance on January 1, 2023	$126,045	$1	$2,138	$987	$25	$20,648	$149,844
Unclaimed dividend	—	—	—	—	2	—	2
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	—	(26)	—	—	—	—	(26)
Actual acquisition of interests in subsidiaries	—	—	—	—	—	—	—
Changes in equities of subsidiaries	—	—	8	—	—	—	8
Balance on December 31, 2023	$126,045	$(25)	$2,146	$987	$27	$20,648	$149,828

Balance on January 1, 2024	$126,045	$(25)	$2,146	$987	$27	$20,648	$149,828
Unclaimed dividend	—	—	—	—	2	—	2
Actual disposal of interests in subsidiaries	—	—	—	224	—	—	224
Changes in equities of subsidiaries	—	—	—	—	—	—	—
Balance on December 31, 2024	$126,045	$(25)	$2,146	$1,211	$29	$20,648	$150,054

Appropriations of Earnings

The appropriations of the 2022 and 2023 earnings of Chunghwa approved by the stockholders in their meetings on May 26, 2023 and May 31, 2024, respectively, were as follows:

	Appropriation of Earnings		Dividends Per Share (NT$)
	For Fiscal Year 2022	For Fiscal Year 2023	For Fiscal Year 2022	For Fiscal Year 2023
Reversal of special reserve	$(185)	$(223)
Cash dividends	36,476	36,910	$4.702	$4.758

The appropriations of earnings for 2024 had been proposed by Chunghwa’s Board of Directors on February 26, 2025. The appropriations and dividends per share were as follows:

	Appropriation of Earnings	Dividends Per Share (NT$)

Cash dividends	38,787	$5.000

Noncontrolling Interests
e.
Noncontrolling interests

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$11,747	$12,408	$12,432
Attributable to noncontrolling interests
Net income for the year	1,511	1,103	1,319
Exchange differences arising from the translation of the foreign operations	21	2	12
Unrealized gain or loss on financial assets at FVOCI	(25)	(22)	4
Remeasurements of defined benefit pension plans	24	12	18
Income tax relating to remeasurements of defined benefit pension plans	(5)	(2)	(4)
Share of other comprehensive income (loss) of associates and joint ventures accounted for using equity method	5	(21)	17
Cash dividends distributed by subsidiaries	(1,053)	(1,092)	(898)
Actual acquisition or disposal of interests in subsidiaries	—	—	35
Net increase in noncontrolling interests	183	44	45
Ending balance	$12,408	$12,432	$12,980

FVOCI [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Unrealized Gain or Loss on Financial Assets at FVOCI
2)
Unrealized gain or loss on financial assets at FVOCI

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$(8)	$(125)	$521
Recognized for the year
Unrealized gain or loss
Equity instruments	(111)	641	45
Share of profits (loss) of associates and joint ventures accounted for using equity method	(6)	5	(2)
Transferred accumulated gain or loss to unappropriated earnings resulting from the disposal of equity instruments (Note 9)	—	—	—
Ending balance	$(125)	$521	$564